Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 655,248,334	$ 347,435,715	$ 1,162,042,868	$ 664,988,872
Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	636,312,208	339,011,243	1,131,598,823	634,316,575
Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,936,126	8,424,472	30,444,045	30,672,297
Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	175,803,981	112,120,816	308,160,903	206,651,772
Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	66,253,922	29,060,171	119,096,703	88,179,948
Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	373,727,720	196,677,480	645,842,580	353,893,634
Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	38,386,071	8,461,870	85,674,966	14,199,791
Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,076,640	1,115,378	3,267,716	2,063,727
United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	253,111,244	118,701,652	460,106,192	219,405,564
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	47,380,170	34,642,086	75,261,757	67,369,293
Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	19,281,500	16,509,036	36,201,810	31,823,124
Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	335,475,420	177,582,941	590,473,109	346,390,891
Exploration and production [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	176,447,840	112,169,533	308,354,464	206,749,379
Exploration and production [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	176,402,007	112,143,204	308,298,472	206,706,617
Exploration and production [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	45,833	26,329	55,992	42,762
Exploration and production [member] | Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	176,349,089	112,097,678	308,160,903	206,628,634
Exploration and production [member] | Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	52,918	45,526	137,569	77,983
Exploration and production [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	45,833	26,329	55,992	42,762
Exploration and production [member] | United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	112,342,310	65,399,780	206,219,194	116,938,407
Exploration and production [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	45,308,316	30,939,903	68,066,246	59,263,824
Exploration and production [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,698,464	15,757,994	33,875,463	30,426,403
Exploration and production [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	98,750	71,856	193,561	120,745
Industrial transformation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	308,047,814	161,639,800	544,213,875	318,611,979
Industrial transformation [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	289,615,664	153,461,053	515,739,154	288,421,474
Industrial transformation [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,432,150	8,178,747	28,474,721	30,190,505
Industrial transformation [member] | Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	33,842,246	17,821,932	64,589,228	54,278,836
Industrial transformation [member] | Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	266,504,836	140,055,179	467,335,043	257,013,275
Industrial transformation [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,460,356	3,633,000	11,746,730	7,145,299
Industrial transformation [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	240,376	129,689	542,874	174,569
Industrial transformation [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	308,047,814	161,639,800	544,213,875	318,611,979
Logistics [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	332,289	739,964	755,518	1,407,366
Logistics [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	332,289	739,964	755,518	1,407,366
Logistics [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	332,289	739,964	755,518	1,407,366
Logistics [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	332,289	739,964	755,518	1,407,366
Deer Park Refining Limited Partnership [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	74,112,073		127,505,427
Deer Park Refining Limited Partnership [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	74,122,078		126,668,052
Deer Park Refining Limited Partnership [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(10,005)		837,375
Deer Park Refining Limited Partnership [member] | Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,592,291		4,592,291
Deer Park Refining Limited Partnership [member] | Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	43,645,022		61,044,103
Deer Park Refining Limited Partnership [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	25,884,765		61,031,658
Deer Park Refining Limited Partnership [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(10,005)		837,375
Deer Park Refining Limited Partnership [member] | United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	74,112,073		127,505,427
Trading Companies [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	91,418,996	69,556,362	170,850,619	133,013,260
Trading Companies [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	90,954,226	69,363,611	169,781,579	132,581,557
Trading Companies [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	464,770	192,751	1,069,040	431,703
Trading Companies [member] | Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(545,108)	23,138		23,138
Trading Companies [member] | Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	27,766,467	11,192,713	49,777,615	33,823,129
Trading Companies [member] | Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	63,577,862	56,622,301	117,463,434	96,880,359
Trading Companies [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	155,005	1,525,459	2,540,530	1,854,931
Trading Companies [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	464,770	192,751	1,069,040	431,703
Trading Companies [member] | United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	66,505,495	52,701,405	125,401,036	100,998,666
Trading Companies [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,893,484	3,378,230	4,147,571	7,778,714
Trading Companies [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	583,036	751,042	2,326,347	1,396,721
Trading Companies [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,436,981	12,725,685	38,975,665	22,839,159
Corporate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	221	454	528	1,057
Corporate [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	221	454	528	1,057
Corporate [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	221	454	528	1,057
Corporate [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	221	454	528	1,057
Other operating subsidiary companies [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,889,101	3,329,602	10,362,437	5,205,831
Other operating subsidiary companies [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,885,944	3,303,411	10,356,048	5,199,561
Other operating subsidiary companies [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,157	26,191	6,389	6,270
Other operating subsidiary companies [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,885,945	3,303,411	10,356,048	5,199,561
Other operating subsidiary companies [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,156	26,191	6,389	6,270
Other operating subsidiary companies [member] | United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	151,366	600,467	980,535	1,468,491
Other operating subsidiary companies [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	178,370	323,953	3,047,940	326,755
Other operating subsidiary companies [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 4,559,365	$ 2,405,182	$ 6,333,962	$ 3,410,585